Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Natural Resources Trust
Entity Central Index Key	0000766555
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Aug. 28, 2026